787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Bernstein Fund, Inc.

Registration Statement on Form N-1A

Securities Act File No. 333-207065

Investment Company Act File No. 811-23100

Ladies and Gentlemen:

On behalf of Bernstein Fund, Inc. (the “Fund”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 and the Investment Company Act of 1940, Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A with respect to the International Strategic Equities Portfolio, International Small Cap Portfolio and Small Cap Core Portfolio, each a series of the Fund.

The Amendment reflects changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management of the SEC (the “Staff”) on October 21, 2015 regarding the Fund’s initial Registration Statement on Form N-1A, filed on September 21, 2015, along with changes made to update certain other information in the Registration Statement. The Fund is responding to the Staff’s comments by separate letter.

If you have any questions or comments, please call me at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy

Jessica A. Herlihy

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

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